As filed with the U.S. Securities and Exchange Commission on February 16, 2007

Securities Act File No. 33-39564

Investment Company Act File No. 811-6290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 35
(Check appropriate box or boxes.)

Legg Mason Partners World Funds, Inc.*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners World Funds, Inc.

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on February 28, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to shares of the Trust’s series Legg Mason Partners International All Cap Opportunity Fund and Legg Mason Partners Inflation Management Fund.

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-39564) and Amendment No. 34 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-6290) pursuant to Rule 485(a) on December 20, 2006 (Accession No. 0001193125-06-257321) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until February 28, 2007.

1

PART C OTHER INFORMATION

Item 23.	Exhibits

a.1	Articles of Incorporation (1)

a.2	Articles Supplementary to Articles of Incorporation for International Equity Portfolio (2)

a.3	Articles of Amendment to the Articles of Incorporation for the Fund dated November 10, 1992 (3)

a.4	Articles Supplementary to Articles of Incorporation for the Fund dated December 8, 1992 (3)

a.5	Articles Supplementary to Articles of Incorporation for Pacific Portfolio and European Portfolio(10)

a.6	Articles Supplementary to Articles of Incorporation for International Balanced Portfolio (11)

a.7	Form of Articles Supplementary to Articles of Incorporation for Emerging Markets Portfolio(12)

a.8	Articles of Amendment to the Articles of Incorporation for the Fund dated June 4, 1991(13)

a.9	Articles Supplementary to Articles of Incorporation for the Fund dated July 13, 1994 (13)

a.10	Articles of Amendment to Articles of Incorporation for the Fund dated November 3, 1994(13)

a.11	Articles of Amendment to Articles of Incorporation for the Fund dated November 3, 1994(13)

a.12	Articles Supplementary to Articles of Incorporation for the Fund dated November 3, 1994(13)

a.13	Articles Supplementary to Articles of Incorporation for Emerging Markets Portfolio dated November 10, 1994(13)

a.14	Articles of Amendment for the Fund dated June 4, 1998 (18)

a.15	Articles of Amendment for the Fund dated April 29, 2004 (21)

a.16	Articles of Amendment for the Fund dated September 29, 2004 (21)

a.17	Articles Supplementary to Articles of Incorporation for the Fund dated September 29, 2004 (21)

a.18	Articles of Amendment to the Articles of Incorporation for the Fund dated April 7, 2006 are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement filed on December 20, 2006 (“Post-Effective Amendment No. 34”).

a.19	Articles of Amendment to the Articles of Incorporation for the Fund dated November 20, 2006 are incorporated herein by reference to Post-Effective Amendment No. 34.

b.1	Bylaws (4)

b.2	Amended and Restated By-Laws of the Fund dated as of March 21, 2003 (21)

c.	Form of Stock Certificates for the International Equity Portfolio, the Global Government Bond Portfolio, the Pacific Portfolio and the European Portfolio (9)

d.1	Form of Management Agreement for Global Government Bond Portfolio (16)

d.2	Form of Management Agreement for International Equity Portfolio (16)

d.3	Form of Management Agreement for Pacific Portfolio (16)

d.4	Form of Management Agreement for European Portfolio (16)

d.5	Form of Management Agreement for International Balanced Portfolio (16)

d.6	Form of Management Agreement for Emerging Markets Portfolio (16)

d.7	Form of Subadvisory Agreements (16)

d.8	Form of Management Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and the Registrant, on behalf of Legg Mason Partners Inflation Management Fund is incorporated herein by reference to Post-Effective Amendment No. 34.

d.9	Form of Management Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and the Registrant, on behalf of Legg Mason Partners International All Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 34.

d.10	Form of Subadvisory Agreement dated August 1, 2006 between the Registrant, on behalf of Legg Mason Partners Inflation Management Fund, Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company is incorporated herein by reference to Post-Effective Amendment No. 34.

d.11	Form of Subadvisory Agreement dated August 1, 2006 between the Registrant, on behalf of Legg Mason Partners International All Cap Growth Fund, Legg Mason Partners Fund Advisor, LLC and Clearbridge Advisors, LLC, formerly known as CAM N.A. (“Clearbridge”) is incorporated herein by reference to Post-Effective Amendment No. 34.

d.12	Form of Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Brandywine Global Investment Management, LLC, on behalf of Legg Mason Partners International All Cap Growth Fund to be filed by amendment.

e.1	Form of Distribution Agreement (16)

e.2	Selling Group Agreement (18)

e.3	Form of Distribution Agreement (17)

e.4.	Amendment to Distribution Agreement dated December 1, 2005 between the Registrant and Citigroup Global Markets Inc. (23)

e.5.	Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC (22)

f.	Legg Mason Partners Funds and Salomon Brothers Funds Emeritus Retirement Plan established effective as of January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 34.

g.1	Form of Custodian Agreement (15)

g.2	Master Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to exhibit g.2 to Post Effective Amendment No. 26 filed on February 28, 2002.

g.3.	Custodian Services Agreement (23)

h.1.	Form of Transfer Agency Agreement (16)

h.2.	License Agreement dated December 1, 2005 between the Registrant and Citigroup Inc. (22)

h.3.	Transfer Agency and Services Agreement dated January 1, 2006 (23)

i.1	Opinion and Consent of Willkie Farr & Gallagher LLP (21)

i. 2.	Opinion and Consent of Venable LLP (21)

j.1.	Consent of Registered Public Accounting Firm, to be filed by amendment.

j.2.	Power of Attorney dated September 19, 2006 is incorporated herein by reference to Post-Effective Amendment No. 34.

k.	Not applicable

l.	Form of Subscription Agreement (4)

m.1	Form of Amended Plan of Distribution Pursuant to Rule 12b-1 (18)

m.2	Plan of Distribution Pursuant to Rule 12b-1 for Global Government Bond Portfolio (16)

m.3	Plan of Distribution Pursuant to Rule 12b-1 for International Equity Portfolio (16)

m.4	Plan of Distribution Pursuant to Rule 12b-1 for Pacific Portfolio (16)

m.5	Plan of Distribution Pursuant to Rule 12b-1 for European Portfolio (16)

m.6	Plan of Distribution Pursuant to Rule 12b-1 for International Balanced Portfolio (16)

m.7	Plan of Distribution Pursuant to Rule 12b-1 for Emerging Markets Portfolio(16)

m.8.	Form of Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 as of December 1, 2005(22)

n.	not applicable

o.1	Rule 18f-3 Plan(18)

o.2	Amended and Restated 18f-3(d) Multiple Class Plan dated as of December 1, 2005 (23)

p.	Code of Ethics (19)

p.1	Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, (adopted by LMPFA and Clearbridge, formerly known as CAM N.A.) (22).

p.2	Code of Ethics of Legg Mason Investor Services, LLC dated December 1, 2005 (22)

p.3	Code of Ethics of Western Asset Management Company adopted February 2005 is incorporated herein by reference to Post-Effective Amendment No. 34.

p.4	Code of Ethics of Brandywine to be filed by amendment.

Footnotes:

(1)	Incorporated by reference to the Fund’s Registration Statement on Form N-1A filed on March 26, 1991.

(2)	Incorporated by reference to Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-1A filed on September 24, 1991.

(3)	Incorporated by reference to Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-1A filed on December 21, 1992.

(4)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A filed on May 27, 1991.

(5)	Intentionally left blank.

(6)	Intentionally left blank.

(7)	Intentionally left blank.

(8)	Intentionally left blank.

(9)	Incorporated by reference to Post-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-1A filed on November 5, 1993.

(10)	Incorporated by reference to Post-Effective Amendment No. 9 to the Fund’s Registration Statement on Form N-1A filed on January 4, 1994.

(11)	Incorporated by reference to Post-Effective Amendment No. 12 to the Fund’s Registration Statement on Form N-1A filed on July 27, 1994.

(12)	Incorporated by reference to Post-Effective Amendment No. 14 to the Fund’s Registration Statement on Form N-1A filed on October 31, 1994.

(13)	Incorporated by reference to Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A filed on February 28, 1995.

(14)	Intentionally left blank.

(15)	Incorporated by reference to Post-Effective Amendment No. 18 to the Fund’s Registration Statement on Form N-1A filed on December 27, 1996.

(16)	Incorporated by reference to Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A filed on February 21, 1997.

(17)	Incorporated by reference to Post-Effective Amendment No. 22 to the Fund’s Registration Statement on Form N-1A filed on December 29, 1998.

(18)	Incorporated by reference to Post-Effective Amendment No. 23 to the Fund’s Registration Statement on Form N1-A filed On February 25, 1999.

(19)	Incorporated by reference to Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N1-A filed On February 28, 2001.

(20)	Incorporated by reference to Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N1-A filed On February 28, 2003.

(21)	Incorporated by reference to Post-Effective Amendment No. 29 to the Fund’s Registration Statement on Form N1-A filed On October 1, 2004.

(22)	Incorporated by reference to Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N1-A filed On December 30, 2005.

(23)	Incorporated by reference to Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N1-A filed On February 24, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

Reference is made to Article IX, of Registrant’s Articles of Incorporation for a complete statement of its terms.

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSBC Fund Management Inc. (Registrant’s Adviser) and affiliated investment companies.

Reference is made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated herein by reference; paragraph 7 of the Amendment to the CGMI Distribution Agreement; paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated herein by reference; Section 4 of the Form of Distribution Agreement between the Registrant and PFS Investments Inc. (the “PFS Distribution Agreement”), incorporated herein by reference; and paragraph 7 of the Form of Amendment to the PFS Distribution Agreement incorporated herein by reference.

Item 26.	Business and other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management
Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadvisor — Clearbridge Advisors, LLC (formerly known as CAM North America, LLC) (“Clearbridge”)

Clearbridge was organized under the laws of the State of Delaware as a limited liability company. Clearbridge is a direct wholly-owned subsidiary of Legg Mason.

Clearbridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Clearbridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Clearbridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177): The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners World Funds, Inc.

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	Brandywine Global Investment Management, LLC

2929 Arch Street, 8th Floor

Philadelphia, Pennsylvania 19104

(4)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

(5)	c/o Clearbridge Advisors, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(6)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(7)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(8)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(9)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(10)	PFS Investments Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item 29.	Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS WORLD FUNDS, INC., certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2007.

Legg Mason Partners World Funds, Inc., on behalf of its series

Legg Mason Partners Inflation Management Fund

Legg Mason Partners International All Cap Opportunity Fund

By:	/s/ R. Jay Gerken
R. Jay. Gerken Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on February 16, 2007.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer

/s/ Frances Guggino Frances Guggino	Treasurer and Chief Financial Officer

/s/ Michael E. Gellert* Michael E. Gellert	Director

/s/ Robert A. Frankel* Robert A. Frankel	Director

/s/ Rainer Greeven* Rainer Greeven	Director

/s/ Susan M. Heilbron* Susan M. Heilbron	Director

By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated September 19, 2006.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
Not Applicable.